Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Coverage Ratio	0.30%	0.30%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (812)	£ (869)
Accumulated impairment | ECL - On balance sheet
Disclosure of credit risk exposure [line items]
Financial assets	(812)	(869)	£ (992)
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 167,200	£ 165,000
Coverage Ratio	0.10%	0.10%
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 151,000	£ 146,700
Coverage Ratio	0.00%	0.00%
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 14,800	£ 16,600
Coverage Ratio	0.00%	0.60%
Balance sheet asset | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,400	£ 1,700
Coverage Ratio	6.70%	5.90%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 202,600	£ 199,400
Coverage Ratio	0.30%	0.40%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	£ 183,600	£ 177,500
Coverage Ratio	0.10%	0.10%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	£ 17,100	£ 19,700
Coverage Ratio	1.70%	1.50%
Balance sheet asset | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,900	£ 2,200
Coverage Ratio	13.60%	18.20%
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	£ 10,600	£ 5,200
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	10,400	5,100
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	200	100
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	29,700	29,800
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	29,100	29,300
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	500	500
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	75,500	76,500
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	72,400	72,900
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	3,100	3,600
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	39,300	40,800
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	34,300	35,000
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	5,000	5,800
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	6,700	6,500
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	4,300	4,000
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	2,400	2,500
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	3,000	3,300
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	400	400
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	2,600	2,900
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	2,400	3,100
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	1,000	1,300
Balance sheet asset | Cost | Financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	1,300	1,800
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	100	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	11,200	5,800
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	11,000	5,700
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	31,600	31,300
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	31,000	30,600
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	600	700
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	80,900	81,800
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	77,900	78,100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	3,000	3,700
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	46,100	46,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	41,000	40,500
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	5,100	5,900
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	15,400	15,600
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	12,400	12,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	3,000	3,200
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	6,200	6,800
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	2,900	2,800
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	3,300	3,900
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	5,000	5,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	700	600
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	2,100	2,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	2,200	2,400
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	6,900	7,100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	6,800	6,900
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	100	100
Balance sheet asset | Cost | Financial assets at amortised cost | Loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	100
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Exposures - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | –Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Other | ECL - On balance sheet | Credit risk | –Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(700)	(800)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(300)	(300)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(300)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(700)	(800)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(300)	(300)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(300)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(200)	(200)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(400)	(500)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(300)	(400)
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Balance sheet asset | Accumulated impairment | Financial assets at amortised cost | Loans and advances to customers | Other | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 38,700	£ 35,600
Coverage Ratio	0.30%	0.30%
Off-balance sheet | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	£ 37,600	£ 34,400
Coverage Ratio	0.00%	0.00%
Off-balance sheet | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,000	£ 1,100
Coverage Ratio	9.10%	9.10%
Off-balance sheet | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ 100	£ 100
Coverage Ratio	0.00%	0.00%
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 10,100	£ 6,900
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	10,100	6,900
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	8,900	8,900
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	8,800	8,800
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	100	100
Off-balance sheet | Cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	8,500	9,000
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	8,300	8,800
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	200
Off-balance sheet | Cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	4,000	4,200
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	3,800	4,000
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	200
Off-balance sheet | Cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	1,900	1,900
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	1,700	1,700
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	200
Off-balance sheet | Cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	900	800
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	700	500
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	300
Off-balance sheet | Cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	700	700
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	400	400
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	200	200
Off-balance sheet | Cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	100	100
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	3,800	3,300
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	3,800	3,300
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Cost | Other | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Exposures - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 9 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 8 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 7 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 6 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 5 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(100)
Off-balance sheet | Accumulated impairment | Internal grade 4 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Internal grade 3 to 1 | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Accumulated impairment | Other | ECL - On balance sheet | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0